Cover	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 8-K
Document Period End Date	Nov. 13, 2025
Entity File Number	001-39761
Entity Registrant Name	Ondas Holdings Inc.
Entity Central Index Key	0001646188
Entity Tax Identification Number	47-2615102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	One Marina Park Drive
Entity Address, Address Line Two	Suite 1410
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	888
Local Phone Number	350-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.0001
Trading Symbol	ONDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false